SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2026
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 14 — SUBSEQUENT EVENTS

On May 8, 2026, the Company’s Board of Directors unanimously approved the subscription and allotment of an aggregate of 4,000,000 Class B ordinary shares, par value US$0.0001 per share, to two institutional investors, Altiverse Capital Limited and Summitway Holding Limited, at a subscription price of $0.50 per share. The share allotments are structured as follows: (1) Altiverse Capital Limited: 2,000,000 Class B ordinary shares for gross cash consideration of $1,000,000; and (2) Summitway Holding Limited: 2,000,000 Class B ordinary shares for gross cash consideration of $1,000,000. Total gross proceeds to the Company from these private placements are expected to be $2.0 million. Prior to the share issuance, the Company obtained the requisite majority written consent from existing Class B shareholders in accordance with the Company’s Articles of Association. The transactions will be recorded post-fiscal year-end as an increase to ordinary shares at par value and additional paid-in capital for the premium received.

The Company has performed an evaluation of subsequent events through July 10, 2026, the date on which the consolidated financial statements were issued, and determined that there were no other events that would have required adjustment or disclosure in the consolidated financial statements.